Regulatory Order Considerations	12 Months Ended
Dec. 31, 2015
Regulatory Order Considerations [Abstract]
Regulatory Order Considerations

NOTE 2- REGULATORY ORDER CONSIDERATIONS

Regulatory Order Considerations:

On May 25, 2011, the Holding Company and CFBank each consented to the issuance of an Order to Cease and Desist (the “Holding Company Order” and the “CFBank Order”, respectively, and collectively, the “Orders”) by the Office of Thrift Supervision (the “OTS”), the primary regulator of the Holding Company and CFBank at the time the Orders were issued.  In July 2011, in accordance with the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), the Federal Reserve Board (the “FRB”) replaced the OTS as the primary regulator of the Holding Company and the Office of the Comptroller of the Currency (the “OCC”) replaced the OTS as the primary regulator of CFBank.

The Orders imposed significant directives applicable to the Holding Company and CFBank, including requirements that we reduce the level of our classified and criticized assets, achieve growth and operating metrics in line with an approved business plan, and comply with restrictions on brokered deposits and on certain types of lending and prohibitions on dividends and repurchases of our capital stock.  The CFBank Order required CFBank to have 8% core capital and 12% total risk-based capital, and CFBank could not be considered well-capitalized under the prompt corrective action regulations so long as the CFBank Order remained in place, even if it met or exceeded these capital levels.  At December 31, 2013, as a result of the CFBank Order, CFBank was considered “adequately capitalized” for regulatory purposes. In addition, the regulators were required to approve any deviation from our business plan and certain compensation arrangements with directors and executive officers.

Effective as of January 23, 2014, the OCC released and terminated the CFBank Order based upon the improved capital position of CFBank, among other factors.  Notwithstanding the release of the CFBank Order, CFBank was required to continue to maintain a minimum Tier 1 Leverage Capital Ratio of 8% and a Total Risk-based Capital to Risk-Weighted Assets ratio of 12% until December 23, 2015.  In addition, in connection with the release and termination of the CFBank Order, CFBank made certain commitments to the OCC to continue to adhere to certain prudent practices, including, without limitation, maintaining a written program to continue to improve CFBank’s credit underwriting and administrative process; take actions to protect its interest in criticized assets as identified by CFBank, the OCC examiners or its external loan review process; implement its written program to effectively identify, monitor, control and continue to reduce the level of credit risk to CFBank; review and monitor progress against such plan with the Board of Directors; and continue CFBank’s aggressive workout efforts and individualized workout plans on all criticized assets greater than $250,000.  The foregoing commitments remained in place until December 23, 2015.

On May 15, 2014, the FRB announced the termination of the Holding Company Order, effective as of May 9, 2014.  Notwithstanding the termination of the Holding Company Order, the Holding Company was required to continue to adhere to certain requirements and restrictions based on commitments made to the FRB in connection with the termination of the Holding Company Order.  These commitments required the Holding Company, among other things, to continue to implement certain actions in accordance with the capital plan previously submitted to the FRB; not declare or pay dividends on its stock, purchase or redeem its stock, or accept dividends or other capital distributions from CFBank without the prior written approval of the FRB; not incur, increase or guarantee any debt without the prior written consent of the FRB; and provide prior written notice to the FRB with respect to certain changes in directors and senior executive officers.  The foregoing commitments remained in place until January 8, 2016.

The significant directives contained in the Orders and the commitments made by CFBank and the Holding Company in connection with the release and termination of the Orders provided challenges for the operation of our business and our ability to effectively compete in our markets over the past several years.  In addition, the Orders and our subsequent commitments to the regulators required that we obtain approval from our regulators for any deviations from our business plan, which limited our flexibility to make changes to the scope of our business activities.

Under the terms of the Holding Company Order, the Holding Company was prohibited from declaring or paying any dividends on its stock, repurchasing any of its stock, or making any capital contributions to CFBank except with the prior approval of the FRB.  In accordance with the commitments made by the Holding Company in connection with the release and termination of the Holding Company Order, the Holding Company remained subject to such restrictions until January 8, 2016.  The Holding Company received prior approval from the FRB for the payment of a quarterly cash dividend on its Series B Preferred Stock in the amount of $187.5 for the quarters ended March 31, 2015, June 30, 2015, September 30, 2015 and December 31, 2015 (paid in January 2016). The Holding Company also received prior approval from the FRB for the payment of quarterly cash dividends on its Series B Preferred Stock in each of the previous quarters commencing with the first dividend payment on July 15, 2014.

The ability of the Holding Company to pay dividends on its common stock and Series B Preferred Stock is generally dependent upon the receipt of dividends and other distributions from CFBank.  The Holding Company is a legal entity that is separate and distinct from CFBank, which has no obligation to make any dividends or other funds available for the payment of dividends by the Holding Company.  The Holding Company also is subject to various legal and regulatory policies and guidelines impacting the Holding Company’s ability to pay dividends on its stock.  In addition, the Holding Company’s ability to pay dividends on its stock is conditioned upon the payment, on a current basis, of quarterly interest payments on the subordinated debentures underlying the Company’s trust preferred securities.  Finally, so long as the Company’s Series B Preferred Stock remains outstanding, the Holding Company will be prohibited from paying dividends on (other than dividends payable solely in shares) the Company’s common stock, for the then-current dividend period, unless full dividends on the Series B Preferred Stock have been paid or set aside for payment.  Dividends on the Series B Preferred Stock are non-cumulative, which means that if for any reason we do not declare cash dividends on the Series B Preferred Stock for a quarterly dividend period we will have no obligation to pay any dividends for that period (i.e., the dividends will not accrue or cumulate), whether or not we declare dividends on the Series B Preferred Stock for any subsequent dividend period.

We have taken such actions as we believe are necessary to comply with all requirements of the Orders and the other regulatory requirements and commitments to which we are subject, and we continue to work toward ensuring compliance with those regulatory requirements and commitments to which we continue to be subject.